Annual Operating Expenses {- Fidelity® Series Blue Chip Growth Fund} - 07.31 Fidelity Series Blue Chip Growth Fund Series PRO-07 - Fidelity® Series Blue Chip Growth Fund - Fidelity Series Blue Chip Growth Fund-Default
Sep. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none